Stockholders' Equity - Number of shares held (Details)						1 Months Ended	12 Months Ended
	Aug. 13, 2024 shares	Jun. 21, 2024 shares	Feb. 29, 2024 shares	Jan. 05, 2024 USD ($) shares	Dec. 21, 2023 USD ($) installment	Dec. 31, 2023 shares	Dec. 31, 2023 shares
Stockholders' Equity
Common Stock issued for services (in shares)						348,711	348,711
CorProminence, LLC
Stockholders' Equity
Issuance of common stock | $					$ 200,000
Number of installments | installment					2
Common Stock issued for services (in shares)		245,158	70,922
Maxim Group LLC
Stockholders' Equity
Common Stock issued for services (in shares)	136,986			6,906
Restricted common stock per month | $				$ 10,000